Leases	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Leases
22.	LEASES

22.1	The Bank as a lessee
The Bank has lease contracts mainly for real properties recognized in the item “Property, plant and equipment”. Generally, the Bank is restricted from assigning or subleasing the leased assets.
As of December 31, 2024 and 2023, the carrying amount of assets recognized for the right-of-use assets identified in the lease contracts, depreciation expense for the fiscal year and the additions to right-of-use assets are disclosed in Note 16.
The carrying amounts of lease liabilities and the movements during the fiscal year are as follows:

Movements	2024	2023	2022
At the beginning of the fiscal year	20,445,368	13,327,052	18,759,818
Additions	9,151,472	13,050,949	4,313,628
Accretion of interest	2,592,887	1,857,866	2,613,307
Difference in foreign currency	3,089,333	15,895,094	4,815,765
Payments	(8,214,878)	(8,588,108)	(6,939,367)
Monetary effect	(13,075,548)	(15,097,485)	(10,236,099)

At the end of the fiscal year (see Note 21)	13,988,634	20,445,368	13,327,052

The short term leases were recognized as expense for an amount of 645,775, 91,378 and 95,282 for the years ended December 31, 2024, 2023 and 2022, respectively.
The table below shows the maturity of the lease liabilities as of December 31, 2024 and 2023:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2024	1,327,145	1,174,557	1,527,000	2,340,473	6,369,175	2,999,332	4,620,127	7,619,459
Balances as of 12/31/2023	1,092,167	1,440,951	1,893,297	3,267,279	7,693,694	4,497,733	8,253,941	12,751,674

22. 2	The Bank as a lessor
The Bank, as lessor, entered into financial lease contracts, under the usual characteristics of this kind of transactions, without there being any issues that may differentiate them in any aspect from those performed in the Argentine financial market in general. The lease contracts in force do not represent significant balances with respect to the total financing granted by the Bank.
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2024		12/31/2023
	Current value of minimum payments	Total gross investment	Current value of minimum payments	Total gross investment
Up to 1 year	5,973,254	13,939,054	6,878,088	26,085,498
From 1 to 5 years	10,475,517	17,364,678	13,781,100	40,302,418
Over 5 years		561	3,530	4,299

Total	16,448,771	31,304,293	20,662,718	66,392,215

Income for non-accrued interests amounted to 14,855,522, 45,729,497 and 5,493,852, for the years ended December 31, 2024, 2023 and 2022, respectively.